Equity Incentive Plan - Summary of Activity for Restricted Stock Awards (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding, beginning	949,195	639,807	364,986
Fractional shares exchanged for cash upon reverse stock split (in shares)			(37)
Granted (in shares)	997,500	858,000	425,000
Vested (in shares)	(99,681)	(548,612)	(149,342)
Forfeited (in shares)	0	0	(800)
Outstanding, ending	1,847,014	949,195	639,807
Weighted Average Grant Date Fair Value
Outstanding, beginning (in usd per share)	$ 17.89	$ 32.74	$ 62.90
Fractional shares exchanged for cash upon reverse stock split (in usd per share)			62.90
Granted (in usd per share)	6.37	16.41	13.22
Vested (in usd per share)	19.55	32.90	50.75
Forfeited (in usd per share)	0	0	64.64
Outstanding, ending (in usd per share)	$ 11.58	$ 17.89	$ 32.74